IMPAIRMENT OF ASSETS (Details) - Cash-generating units [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Opening balance	$ 218,764	$ 180,209
Impairment loss recognized in profit or loss	21,274	62,701
Reversal of impairment loss in profit or loss	(21,858)	(6,171)
Increase (Decrease) in foreign exchange currency on translation	(4,138)	(17,975)
Closing balance	$ 214,042	$ 218,764